ASSETS CHARGED AS SECURITY FOR LIABILITIES AND COLLATERAL ACCEPTED AS SECURITY FOR ASSETS (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Assets Pledged As Security [Line Items]
Gross assets charged as security for liabilities	£ 47,815	£ 37,123
TSB
Disclosure Of Assets Pledged As Security [Line Items]
Increase in assets recognised in entity's financial statements in relation to structured entities	7,727
Increase in note issuances available for creating collateral	1,492
Internally retained | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	6,563	2,975
Internally retained | Securitisations and covered bonds | Santander UK Plc
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	3,708	657
Third party bilateral secured funding transactions | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	£ 2,293	£ 1,500